DERIVATIVE INSTRUMENTS (Details 1)													6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended			12 Months Ended		6 Months Ended				6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011	Nov. 12, 2004	Apr. 30, 2012 Minimum [Member]	Oct. 31, 2011 Minimum [Member]	Oct. 31, 2010 Minimum [Member]	Apr. 30, 2012 Maximum [Member]	Oct. 31, 2011 Maximum [Member]	Oct. 31, 2010 Maximum [Member]	Oct. 31, 2011 Vendor & Other [Member] Minimum [Member]	Oct. 31, 2011 Vendor & Other [Member] Maximum [Member]	Apr. 30, 2012 Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] 2007 Securities Purchase Agreement [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] August 2007 Notes [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] May 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] October 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] December 2011 Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Minimum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Bridge Notes [Member] Maximum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Executive Officer [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Vendor & Other [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Minimum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Placement Agent Convertible Debt Financing [Member] Maximum [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Subtotal [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Subtotal [Member]	Apr. 30, 2012 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]	Oct. 31, 2011 Common Stock Purchase Warrant [Member] Optimus Preferred Stock Agreement (04/04/2011) [Member]
Exercise Price		0.15	0.40	0.15	0.15	0.15	0.17	0.1952	0.287	0.15	0.1952		0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15	0.15			0.15	0.15	0.17	0.17	0.15	0.15		0.15	0.15	0.15
Amount	136,941,303	101,000,000										25,560,000	42,299,150	47,090,487	287,001	287,001	22,416,652	23,593,122	6,186,275	7,754,902	4,107,842	24,983,041	22,630,101					7,674,512	7,674,512	446,956	46,956	2,804,776	3,379,874			111,381,303	112,281,857	25,560,000	25,560,000
Expiration Date													October 2012	August October 2012	August 2012	August 2012	May 2014	May 2014	October 2014	October 2014	January 2015			January 2013		April 2015		August 2014	August 2014	February 2012		May 2014 - November 2015		May 2014	November 2015			April 2014	April 2014